SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Government departments	$ 12,934		$ 14,599
Employees	433	[1]	420	[1]
Prepaid expenses and advances to suppliers	15,829		13,920
Deferred taxes	5,164		6,755
Restricted deposits	484		289
Related Parties	402		22
Other	1,212		483
Total	$ 36,458		$ 36,488

[1]	Some of these balances are linked to the CPI, and bear interest at an annual rate of 4%.